Significant Accounting Policies - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC Contribution Plan
Employee benefits
Total amounts for employee benefit expenses	$ 1,492	$ 779	$ 120
Malaysia Contribution Plan
Employee benefits
Employee benefit expense	265	25	0
Thailand Contribution Plan
Employee benefits
Employee benefit expense	10	0	0
Philippines
Employee benefits
Employee benefit expense	90	83	$ 65
Defined benefit plan liability	$ 176	$ 156